Nature of Operations and Going Concern (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Nature of Operations and Going Concern (Details) [Line Items]
Net loss	$ 9,066,788	$ 8,710,945
Total deficit	86,885,452		$ 77,818,663
Siyata Mobile (Canada) Inc. [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Net loss	$ 9,466,789